Securities (Amortized Cost And Fair Value Of Available-For-Sale Securities Portfolio) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 8,579	$ 8,139
Gross Unrealized Gains	122	36
Gross Unrealized Losses		1
Available-for-sale Securities Total, Fair Value	8,701	8,174
U.S. Treasury [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	8,517	7,986
Gross Unrealized Gains	119	32
Gross Unrealized Losses		1
Available-for-sale Securities Total, Fair Value	8,636	8,017
Mortgage-Backed Securities - Residential [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	62	126
Gross Unrealized Gains	3	4
Gross Unrealized Losses
Available-for-sale Securities Total, Fair Value	$ 65	130
Collateralized Mortgage Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		27
Available-for-sale Securities Total, Fair Value		$ 27